Nuveen Global Infrastructure Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.5%
	COMMON STOCKS – 92.6%
	Air Freight & Logistics – 0.1%
20,158	Oesterreichische Post AG, (2)	$707,444
	Commercial Services & Supplies – 4.3%
466,255	China Everbright International Ltd, (2)	358,640
2,538	Covanta Holding Corp	43,882
48,315	Republic Services Inc	4,181,663
163,256	Waste Connections Inc	15,019,552
38,428	Waste Management Inc	4,419,220
	Total Commercial Services & Supplies	24,022,957
	Construction & Engineering – 3.7%
44,499	Eiffage SA, (2)	4,612,988
182,492	Ferrovial SA, (2)	5,272,783
99,461	Vinci SA, (2)	10,713,841
	Total Construction & Engineering	20,599,612
	Diversified Telecommunication Services – 2.2%
101,223	Cellnex Telecom SA, (2), (3)	4,180,868
27,784	HKBN Ltd, (2)	51,203
4,275	HKT Trust & HKT Ltd, (2)	6,782
347,904	Infrastrutture Wireless Italiane SpA	3,609,966
4,152,751	NetLink NBN Trust	2,674,057
2,329,576	Telesites SAB de CV, (3)	1,540,537
	Total Diversified Telecommunication Services	12,063,413
	Electric Utilities – 24.3%
22,147	Alliant Energy Corp	1,194,388
102,789	Alupar Investimento SA	625,647
221,468	American Electric Power Co Inc	20,749,337
3,218,244	AusNet Services, (2)	3,942,794
7,688	Cia de Transmissao de Energia Eletrica Paulista	45,703
72,010	CK Infrastructure Holdings Ltd, (2)	484,268
217,558	CLP Holdings Ltd, (2)	2,286,726
74,831	Duke Energy Corp	7,173,300
762,449	EDP - Energias de Portugal SA, (2)	2,958,935
7,273	Elia System Operator SA/NV	594,541
68,209	Emera Inc	2,994,328
139,919	Enel Chile SA, ADR	589,059

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
678,904	Enel SpA, (2)	$5,070,935
50,778	Entergy Corp	5,959,306
82,792	Eversource Energy	7,076,232
62,672	Exelon Corp	3,027,684
19,482	HK Electric Investments & HK Electric Investments Ltd	18,568
1,115,556	Iberdrola SA, (2)	11,594,828
485,709	Infratil Ltd, (2)	1,497,530
127,790	Interconexion Electrica SA ESP	669,796
232,924	Neoenergia SA, (3)	1,153,142
112,853	NextEra Energy Inc.	26,293,621
10,255	Portland General Electric Co	578,074
449,254	Power Grid Corp of India Ltd, (2)	1,265,045
174,094	Red Electrica Corp SA, (2), (3)	3,526,402
94,825	Southern Co	5,857,340
733,488	Spark Infrastructure Group, (2)	1,069,354
1,892,031	Terna Rete Elettrica Nazionale SpA, (2)	12,151,952
172,301	Transmissora Alianca de Energia Eletrica SA	1,194,303
58,055	Xcel Energy Inc	3,767,189
	Total Electric Utilities	135,410,327
	Gas Utilities – 3.3%
342,182	APA Group, (2)	2,650,154
18,758	Atmos Energy Corp	2,136,349
267,928	China Resources Gas Group Ltd, (2)	1,325,843
105,941	ENN Energy Holdings Ltd, (2)	1,096,416
1,308,117	Hong Kong & China Gas Co Ltd, (2)	2,549,688
275,787	Italgas SpA, (2)	1,779,700
69,326	Naturgy Energy Group SA, (2), (3)	1,838,717
16,837	Northwest Natural Holding Co	1,201,152
7,455	ONE Gas Inc	716,500
668,147	Snam SpA, (2)	3,374,963
	Total Gas Utilities	18,669,482
	IT Services – 1.3%
66,833	InterXion Holding NV, (3)	5,444,216
494,421	NEXTDC Ltd, (2), (3)	2,057,850
	Total IT Services	7,502,066
	Multi-Utilities – 10.0%
14,339	Ameren Corp	1,147,837
141,402	CMS Energy Corp	9,042,658
86,850	Consolidated Edison Inc	8,204,719

Shares	Description (1)	Value
	Multi-Utilities (continued)
114,183	Dominion Energy Inc	$9,253,390
30,431	DTE Energy Co	4,046,106
286,050	Engie SA, (2)	4,668,955
351,009	EON SE, (2)	3,412,723
233,142	Hera SpA, (2)	956,741
243,351	Iren SpA	709,784
44,854	National Grid PLC, Sponsored ADR	2,427,947
14,390	NiSource Inc	430,549
31,877	NorthWestern Corp	2,392,369
410,067	REN - Redes Energeticas Nacionais SGPS SA, (2)	1,144,035
11,542	Sempra Energy	1,703,715
55,210	Suez, (2)	867,713
5,694	Unitil Corp	361,227
49,625	WEC Energy Group Inc	4,719,337
	Total Multi-Utilities	55,489,805
	Oil, Gas & Consumable Fuels – 14.2%
46,274	Cheniere Energy Inc, (3)	2,918,038
18,623	Enagas SA, (2)	430,499
515,634	Enbridge Inc	18,088,441
170,005	Enterprise Products Partners LP	4,858,743
54,463	Gibson Energy Inc	935,225
113,559	Inter Pipeline Ltd	1,992,865
12,222	Keyera Corp	296,775
586,245	Kinder Morgan Inc/DE	12,082,509
162,628	ONEOK Inc	11,984,057
125,793	Pembina Pipeline Corp	4,662,939
50,460	Plains GP Holdings LP	1,071,266
134,653	TC Energy Corp	6,973,679
151,156	TC Energy Corp	7,826,774
199,072	Williams Cos Inc	4,789,672
	Total Oil, Gas & Consumable Fuels	78,911,482
	Road & Rail – 1.9%
77,002	Aurizon Holdings Ltd, (2)	306,957
16,017	Central Japan Railway Co, (2)	3,302,856
1,280,394	ComfortDelGro Corp Ltd, (2)	2,224,631
17,085	East Japan Railway Co, (2)	1,633,710
6,902	Genesee & Wyoming Inc, (3)	762,740
1,284	MTR Corp Ltd, (2)	7,201
445,623	Rumo SA, (3)	2,627,652
	Total Road & Rail	10,865,747

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure – 26.0%
136,192	Aena SME SA, (2), (3)	$24,930,387
60,437	Aeroports de Paris, (2)	10,749,968
417,886	Atlantia SpA, (2)	10,099,379
805,546	Atlas Arteria Ltd, (2)	4,247,196
1,735,849	Auckland International Airport Ltd, (2)	9,953,265
373,573	China Merchants Port Holdings Co Ltd, (2)	561,921
410,520	COSCO SHIPPING Ports Ltd, (2)	327,835
704,959	Enav SpA	3,980,158
67,188	Flughafen Wien AG	2,808,431
31,957	Flughafen Zurich AG, (2)	5,915,239
42,028	Fraport AG Frankfurt Airport Services Worldwide, (2)	3,562,103
839,930	Getlink SE, (2)	12,612,200
29,558	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,405,483
41,032	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,960,409
14,469	Hamburger Hafen und Logistik AG, (2)	360,343
47,324	Macquarie Infrastructure Corp	1,867,878
629,379	Port of Tauranga Ltd, (2)	2,546,610
38,343	Promotora y Operadora de Infraestructura SAB de CV	342,880
67,703	Promotora y Operadora de Infraestructura SAB de CV	397,970
202,478	Societa Iniziative Autostradali e Servizi SpA, (2)	3,530,835
1,628,736	Sydney Airport, (2)	8,837,832
3,151,438	Transurban Group, (2)	31,285,774
75,968	Westports Holdings Bhd, (2)	74,905
45,224	Westshore Terminals Investment Corp	698,065
	Total Transportation Infrastructure	145,057,066
	Water Utilities – 1.3%
1,740,371	Aguas Andinas SA, (2)	951,843
30,752	American Water Works Co Inc	3,820,321
42,817	AquaVenture Holdings Ltd, (3)	831,934
9,772	Cia de Saneamento do Parana	198,029
646,547	Guangdong Investment Ltd, (2)	1,265,372
	Total Water Utilities	7,067,499
	Total Common Stocks (cost $410,489,560)	516,366,900

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 4.8%
	Health Care – 0.3%
774,773	Parkway Life Real Estate Investment Trust, (2)	$1,754,779
	Specialized – 4.5%
21,906	American Tower Corp	4,844,074
30,918	CoreSite Realty Corp	3,767,358
17,854	Crown Castle International Corp	2,481,885
3,455	CyrusOne Inc	273,290
28,274	Digital Realty Trust Inc	3,670,248
5,180	Equinix Inc	2,987,824
1,565,287	Keppel DC REIT, (2)	2,164,496
13,073	QTS Realty Trust Inc	672,083
17,047	SBA Communications Corp	4,110,884
	Total Specialized	24,972,142
	Total Real Estate Investment Trust Common Stocks (cost $22,716,550)	26,726,921

Shares	Description (1), (4)	Value
	INVESTMENT COMPANIES – 0.1%
98,347	3I Infrastructure PLC	$357,086
	Total Investment Companies (cost $323,416)	357,086
	Total Long-Term Investments (cost $433,529,526)	543,450,907

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.1%
	REPURCHASE AGREEMENTS – 3.1%
$17,173	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $17,173,489, collateralized $17,295,000, U.S. Treasury Notes, 2.000%, due 12/31/21, value $17,520,648	0.850%	10/01/19	$17,173,084
	Total Short-Term Investments (cost $17,173,084)			17,173,084
	Total Investments (cost $450,702,610) – 100.6%			560,623,991
	Other Assets Less Liabilities – (0.6)%			(3,281,987)
	Net Assets – 100%			$557,342,004

Nuveen Global Infrastructure Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$277,171,223	$239,195,677	$ —	$516,366,900
Real Estate Investment Trust Common Stocks	22,807,646	3,919,275	—	26,726,921
Investment Companies	357,086	—	—	357,086
Short-Term Investments:
Repurchase Agreements	—	17,173,084	—	17,173,084
Total	$300,335,955	$260,288,036	$ —	$560,623,991

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen Real Asset Income Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 25.3%
	Diversified – 4.6%
1,196,869	Abacus Property Group, (2)	$3,167,596
405,642	Armada Hoffler Properties Inc	7,338,064
545,497	Charter Hall Long Wale REIT, (2)	2,110,388
12,141	Cofinimmo SA	1,709,715
231,640	Cominar Real Estate Investment Trust	2,302,675
6,872,700	Cromwell European Real Estate Investment Trust	3,782,905
923,959	Dream Global Real Estate Investment Trust	11,590,896
283,351	Growthpoint Properties Australia Ltd, (2)	826,426
127,006	ICADE	11,358,201
889,220	LXI REIT plc	1,423,529
2,397,394	Nexus Real Estate Investment Trust	3,619,118
4,305	Star Asia Investment Corp, (2)	4,647,274
1,369,132	Stockland, (2)	4,205,548
1,361,253	Stride Property Group, (2)	1,977,289
2,776,932	VEREIT Inc	27,158,395
102,461	WP Carey Inc	9,170,259
	Total Diversified	96,388,278
	Health Care – 5.7%
1,163,389	Medical Properties Trust Inc	22,755,889
205,140	National Health Investors Inc	16,901,484
1,390,492	NorthWest Healthcare Properties Real Estate Investment Trust	12,353,165
468,907	Omega Healthcare Investors Inc	19,595,623
2,407,314	Parkway Life Real Estate Investment Trust, (2)	5,452,314
584,133	Physicians Realty Trust	10,368,361
1,464,493	Primary Health Properties PLC	2,387,684
2,587,476	Target Healthcare REIT PLC	3,645,919
343,430	Ventas Inc	25,080,693
	Total Health Care	118,541,132
	Hotels – 0.9%
512,505	MGM Growth Properties LLC	15,400,775
97,463	Park Hotels & Resorts Inc.	2,433,651
	Total Hotels	17,834,426
	Industrial – 4.6%
70,424	Ascendas Real Estate Investment Trust, (2)	159,047

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrial (continued)
1,500,161	Centuria Industrial REIT, (2)	$3,272,027
1,260,550	Dream Industrial Real Estate Investment Trust	12,587,898
6,679,110	ESR-REIT, (2)	2,562,287
21,805,578	Frasers Logistics & Industrial Trust, (2)	19,563,318
4,754,101	Mapletree Industrial Trust, (2)	8,358,605
3,174,641	Mapletree Logistics Trust, (2)	3,721,534
1,317,439	PLA Administradora Industrial S de RL de CV	2,025,494
982,782	STAG Industrial Inc	28,972,413
15,346	Summit Industrial Income REIT	152,088
3,018,271	Warehouse Reit PLC	3,859,558
721,454	WPT Industrial Real Estate Investment Trust	10,208,574
	Total Industrial	95,442,843
	Mortgage – 1.8%
615,657	Blackstone Mortgage Trust Inc	22,071,303
288,754	KKR Real Estate Finance Trust Inc	5,639,366
114,776	Starwood Property Trust Inc	2,779,875
326,864	TPG RE Finance Trust Inc	6,484,982
	Total Mortgage	36,975,526
	Office – 2.1%
256,724	Brandywine Realty Trust	3,889,369
391,842	Centuria Metropolitan REIT	804,000
1,592,003	Centuria Metropolitan REIT, (WI/DD), (3)	3,266,549
36,821	City Office REIT Inc	529,854
82,107	Covivio, (2)	8,690,283
4,289	Dexus, (2)	34,547
39,370	Easterly Government Properties Inc	838,581
138,945	Equity Commonwealth	4,758,866
210,339	Globalworth Real Estate Investments Ltd, (2)	2,224,033
198,965	Intervest Offices & Warehouses NV, (2)	5,713,930
150,849	NSI NV	6,519,170
1,252,339	True North Commercial Real Estate Investment Trust	6,541,258
	Total Office	43,810,440
	Residential – 0.4%
204,766	Independence Realty Trust Inc.	2,930,201
3,145	Investors Real Estate Trust	234,837
261,837	Northview Apartment Real Estate Investment Trust	5,695,847
	Total Residential	8,860,885
	Retail – 2.8%
12,725	Altarea SCA, (2)	2,622,645

Shares	Description (1)	Value
	Retail (continued)
46,149	Brixmor Property Group Inc	$936,363
655,294	CT Real Estate Investment Trust	7,434,101
4,709,152	Fortune Real Estate Investment Trust, (2)	5,392,423
4,112,481	Frasers Centrepoint Trust, (2)	8,156,375
10,420,691	IGB Real Estate Investment Trust, (2)	5,077,552
130,415	Immobiliare Grande Distribuzione SIIQ SpA	798,860
1,131	Kenedix Retail REIT Corp, (2)	2,833,560
1,862,716	NewRiver REIT PLC	4,452,346
269	Retail Properties of America Inc	3,314
22,255	Simon Property Group Inc	3,463,991
97,190	SITE Centers Corp	1,468,541
69,203	SmartCentres Real Estate Investment Trust	1,697,624
19,075	Spirit Realty Capital Inc	912,929
748	Urstadt Biddle Properties Inc	17,728
3,645,067	Viva Energy REIT, (2)	7,010,831
213,235	Weingarten Realty Investors	6,211,536
	Total Retail	58,490,719
	Specialized – 2.4%
795,944	Automotive Properties Real Estate Investment Trust	6,662,655
169,695	EPR Properties	13,042,758
3,452,862	Keppel DC REIT, (2)	4,774,655
2,261,904	National Storage REIT, (2)	2,741,015
1,018,385	VICI Properties Inc	23,066,420
	Total Specialized	50,287,503
	Total Real Estate Investment Trust Common Stocks (cost $467,485,108)	526,631,752

Shares	Description (1)	Value
	COMMON STOCKS – 19.8%
	Air Freight & Logistics – 0.4%
111,776	bpost SA, (2)	$1,171,369
212,302	Oesterreichische Post AG, (2)	7,450,723
	Total Air Freight & Logistics	8,622,092
	Commercial Services & Supplies – 0.4%
435,228	Covanta Holding Corp	7,525,092
	Diversified Telecommunication Services – 1.2%
2,063,462	HKBN Ltd, (2)	3,802,732
2,637,100	HKT Trust & HKT Ltd, (2)	4,183,287
22,801,079	NetLink NBN Trust	14,682,169

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
1,384,303	Singapore Telecommunications Ltd, (2)	$3,117,299
	Total Diversified Telecommunication Services	25,785,487
	Electric Utilities – 5.0%
13,159,638	AusNet Services, (2)	16,122,378
202,265	Cia de Transmissao de Energia Eletrica Paulista	1,202,408
2,127,146	Contact Energy Ltd, (2)	11,376,645
2,339,766	EDP - Energias de Portugal SA, (2)	9,080,235
347,808	Endesa SA, (2), (3)	9,149,330
667,438	Enel Chile SA, ADR	2,809,914
650,681	HK Electric Investments & HK Electric Investments Ltd	620,155
1,388,805	Infratil Ltd, (2)	4,281,940
569,637	Power Assets Holdings Ltd, (2)	3,823,880
46,891	PPL Corp	1,476,597
511,802	Red Electrica Corp SA, (2), (3)	10,366,925
132,323	Southern Co	8,173,592
9,343,692	Spark Infrastructure Group, (2)	13,622,190
1,638,570	Transmissora Alianca de Energia Eletrica SA	11,357,734
	Total Electric Utilities	103,463,923
	Gas Utilities – 1.2%
511,412	APA Group, (2)	3,960,818
227,630	Naturgy Energy Group SA, (2), (3)	6,037,376
2,998,246	Snam SpA, (2)	15,144,826
	Total Gas Utilities	25,143,020
	Health Care Providers & Services – 0.2%
222,247	Sienna Senior Living Inc	3,195,687
	Independent Power & Renewable Electricity Producers – 0.5%
102,996	Brookfield Renewable Partners LP	4,182,500
3,221	Canadian Solar Infrastructure Fund Inc, (2)	3,382,512
1,081,440	Meridian Energy Ltd, (2)	3,522,115
908	TransAlta Renewables Inc	9,341
	Total Independent Power & Renewable Electricity Producers	11,096,468
	Media – 0.2%
225,085	Eutelsat Communications SA, (2)	4,187,028
	Multi-Utilities – 3.6%
185,837	Dominion Energy Inc	15,060,230
119,136	Dominion Energy Inc	12,598,632
1,072,222	Engie SA, (2)	17,500,985

Shares	Description (1)	Value
	Multi-Utilities (continued)
462,481	EON SE, (2)	$4,496,521
87,334	National Grid PLC, Sponsored ADR	4,727,389
3,959,057	REN - Redes Energeticas Nacionais SGPS SA, (2)	11,045,266
156,569	Suez, (2)	2,460,731
2,783,660	Vector Ltd, (2)	6,277,669
	Total Multi-Utilities	74,167,423
	Oil, Gas & Consumable Fuels – 4.9%
258,519	Enagas SA, (2)	5,976,054
571,035	Enbridge Inc	20,031,908
19,081	Energy Transfer LP	249,580
600,324	Enterprise Products Partners LP	17,157,260
340,315	Gibson Energy Inc	5,843,806
501,649	Inter Pipeline Ltd	8,803,517
139,923	Keyera Corp	3,397,610
440,120	Kinder Morgan Inc/DE	9,070,873
97,925	Magellan Midstream Partners LP	6,489,490
30,223	MPLX LP	846,546
143,315	ONEOK Inc	10,560,882
139,701	Plains GP Holdings LP	2,965,852
337,851	Williams Cos Inc	8,128,695
488,288	Z Energy Ltd, (2)	1,713,068
	Total Oil, Gas & Consumable Fuels	101,235,141
	Real Estate Management & Development – 0.9%
312,111	Cibus Nordic Real Estate AB, (3)	4,629,010
3,260,167	Corp Inmobiliaria Vesta SAB de CV	5,002,425
127,633	DIC Asset AG, (2)	1,633,561
9,106,781	Land & Houses PCL, (2), (3)	2,884,365
5,163,892	Sirius Real Estate Ltd	4,812,740
	Total Real Estate Management & Development	18,962,101
	Road & Rail – 0.1%
308,326	Aurizon Holdings Ltd, (2)	1,229,095
406,343	ComfortDelGro Corp Ltd, (2)	706,004
	Total Road & Rail	1,935,099
	Thrifts & Mortgage Finance – 0.1%
1,060,255	Real Estate Credit Investments Ltd	2,183,590
	Transportation Infrastructure – 0.9%
32,627	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,149,158
234,802	Macquarie Infrastructure Corp	9,267,635

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Transportation Infrastructure (continued)
1,342,537	Sydney Airport, (2)	$7,284,862
	Total Transportation Infrastructure	19,701,655
	Water Utilities – 0.2%
1,866,140	Aguas Andinas SA, (2)	1,020,628
2,914,155	Inversiones Aguas Metropolitanas SA, (2)	4,075,993
	Total Water Utilities	5,096,621
	Total Common Stocks (cost $383,766,970)	412,300,427

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 17.2%
	Diversified Financial Services – 0.2%
124,540	National Rural Utilities Cooperative Finance Corp	5.500%	A3	$3,416,132
	Electric Utilities – 2.9%
239,770	Duke Energy Corp	5.750%	BBB	6,624,845
155,025	Entergy Arkansas LLC	4.875%	A	4,143,818
41,269	Entergy Louisiana LLC	4.875%	A	1,091,978
47,804	Entergy Texas Inc	5.375%	BBB-	1,246,250
290,672	Georgia Power Co	5.000%	BBB	7,871,398
343,355	Integrys Holding Inc, (2)	6.000%	BBB	9,442,263
32,662	NextEra Energy Capital Holdings Inc	5.000%	BBB	830,921
189,681	NextEra Energy Capital Holdings Inc	5.250%	BBB	5,189,672
104,871	NextEra Energy Capital Holdings Inc	5.650%	BBB	2,889,196
215,137	Southern Co	5.250%	BBB	5,757,066
177,461	Southern Co	5.250%	BBB	4,771,926
193,346	Southern Company	6.750%	BBB	10,345,945
	Total Electric Utilities			60,205,278
	Equity Real Estate Investment Trust – 9.3%
63,416	American Homes 4 Rent	6.500%	BB	1,718,574
231,322	American Homes 4 Rent	6.350%	BB	6,150,852
103,422	American Homes 4 Rent	5.875%	BB	2,743,786
191,319	American Homes 4 Rent	5.875%	BB	5,048,908
80,462	Armada Hoffler Properties Inc	6.750%	N/R	2,168,451
133,178	Brookfield Property REIT Inc	6.375%	N/R	3,337,441
238,007	CBL & Associates Properties Inc	7.375%	CCC+	2,049,240
39,351	Cedar Realty Trust Inc	7.250%	N/R	981,807
138,253	Cedar Realty Trust Inc	6.500%	N/R	3,049,861
217,243	City Office REIT Inc	6.625%	N/R	5,728,698
50,966	Colony Capital Inc	7.500%	N/R	1,201,778
132,198	Colony Capital Inc	7.125%	N/R	3,063,028

Shares	Description (1)	Coupon	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
10,192	Colony Capital Inc	7.150%	N/R	$234,008
197,332	Colony Capital Inc	7.125%	N/R	4,530,743
150,902	Digital Realty Trust Inc	5.250%	Baa3	3,909,871
213,656	Digital Realty Trust Inc	5.850%	Baa3	5,770,848
192,498	EPR Properties	5.750%	Baa3	4,995,323
99,374	Hersha Hospitality Trust	6.875%	N/R	2,528,074
316,183	Hersha Hospitality Trust	6.500%	N/R	7,825,529
204,880	Hersha Hospitality Trust	6.500%	N/R	5,203,952
346,064	Investors Real Estate Trust	6.625%	N/R	9,039,192
147,987	Kimco Realty Corp	5.250%	Baa2	3,825,464
4,655	Mid-America Apartment Communities Inc	8.500%	BBB-	304,437
300,876	Monmouth Real Estate Investment Corp	6.125%	N/R	7,536,944
83,238	National Retail Properties Inc	5.200%	Baa2	2,150,037
155,592	National Storage Affiliates Trust	6.000%	N/R	4,137,191
257,287	Pebblebrook Hotel Trust	6.500%	N/R	6,648,296
223,453	Pebblebrook Hotel Trust	6.375%	N/R	5,990,775
233,790	Pebblebrook Hotel Trust	6.300%	N/R	5,928,914
125,669	PS Business Parks Inc	5.250%	BBB	3,301,325
166,119	PS Business Parks Inc	5.200%	Baa2	4,342,351
95,204	Public Storage	5.600%	A3	2,677,136
164,988	Public Storage	4.875%	A3	4,332,585
181,355	Rexford Industrial Realty Inc	5.625%	N/R	4,602,790
81,295	Saul Centers Inc	6.125%	N/R	2,101,476
119,574	Saul Centers Inc	6.000%	N/R	3,087,401
193,610	SITE Centers Corp	6.375%	BB+	5,219,726
41,596	STAG Industrial Inc	6.875%	BB+	1,086,487
99,545	Summit Hotel Properties Inc	6.450%	N/R	2,617,536
303,814	Summit Hotel Properties Inc	6.250%	N/R	8,130,063
48,537	Sunstone Hotel Investors Inc	6.950%	N/R	1,339,136
226,193	Sunstone Hotel Investors Inc	6.450%	N/R	5,797,327
94,824	UMH Properties Inc	8.000%	N/R	2,465,424
190,740	UMH Properties Inc	6.750%	N/R	4,984,036
88,357	Urstadt Biddle Properties Inc	6.750%	N/R	2,244,268
135,987	Urstadt Biddle Properties Inc	6.250%	N/R	3,705,646
141,255	Urstadt Biddle Properties Inc	5.875%	N/R	3,531,375
356,032	Vornado Realty Trust	5.250%	Baa3	9,203,427
	Total Equity Real Estate Investment Trust			192,571,537
	Gas Utilities – 0.4%
240,106	South Jersey Industries Inc	5.625%	BB+	6,218,745

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Gas Utilities (continued)
86,693	Spire Inc	5.900%	BBB	$2,453,412
	Total Gas Utilities			8,672,157
	Independent Power & Renewable Electricity Producers – 0.1%
146,449	Brookfield Renewable Partners LP	5.750%	BBB-	2,824,299
	Multi-Utilities – 2.7%
94,257	Algonquin Power & Utilities Corp	6.200%	BB+	2,584,527
277,440	Brookfield Infrastructure Partners LP	5.350%	BBB-	5,256,251
140,457	CMS Energy Corp	5.875%	Baa2	3,967,910
349,402	Dominion Energy Inc	5.250%	BBB-	9,304,575
128,949	DTE Energy Co	5.250%	Baa2	3,298,515
229,398	DTE Energy Co	5.375%	Baa2	6,014,816
213,022	DTE Energy Co	6.000%	Baa2	5,949,705
148,730	DTE Energy Co	5.250%	Baa2	4,139,156
198,988	NiSource Inc	6.500%	BBB-	5,523,907
378,614	Sempra Energy	5.750%	Baa2	10,150,641
	Total Multi-Utilities			56,190,003
	Oil, Gas & Consumable Fuels – 0.6%
96,230	Energy Transfer Operating LP	7.600%	BB	2,438,468
153,214	NGL Energy Partners LP	9.000%	N/R	3,738,422
206,311	NuStar Energy LP	8.500%	B1	4,932,896
112,440	NuStar Energy LP	7.625%	B1	2,372,484
	Total Oil, Gas & Consumable Fuels			13,482,270
	Real Estate Management & Development – 1.0%
305,387	Brookfield Property Partners LP	6.500%	BB+	8,010,301
289,942	Brookfield Property Partners LP	6.375%	BB+	7,526,894
165,501	Landmark Infrastructure Partners LP	7.900%	N/R	4,283,166
	Total Real Estate Management & Development			19,820,361
	Total $25 Par (or similar) Retail Preferred (cost $341,954,539)			357,182,037

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 15.4%
	Chemicals – 0.1%
$2,200	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (WI/DD)	11.000%	4/15/25	B-	$2,200,000
	Commercial Services & Supplies – 1.5%
1,500	Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	1,520,625
125	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	130,469
2,475	Clean Harbors Inc, 144A	5.125%	7/15/29	BB+	2,623,500

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$6,716	Covanta Holding Corp	5.875%	7/01/25	B1	$7,001,430
2,500 EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	2,760,490
5,970	GFL Environmental Inc, 144A	7.000%	6/01/26	CCC+	6,283,425
900	GFL Environmental Inc, 144A	8.500%	5/01/27	CCC+	997,875
950	Stericycle Inc, 144A	5.375%	7/15/24	BB+	976,125
4,559	Tervita Corp, 144A	7.625%	12/01/21	B+	4,633,083
3,525	Waste Pro USA Inc, 144A	5.500%	2/15/26	B+	3,634,134
	Total Commercial Services & Supplies				30,561,156
	Communications Equipment – 0.2%
1,700	IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B+	1,736,465
780	ViaSat Inc., 144A	5.625%	9/15/25	B	785,850
850	ViaSat Inc., 144A	5.625%	4/15/27	BB+	892,500
	Total Communications Equipment				3,414,815
	Construction & Engineering – 0.2%
1,800	GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	1,850,470
1,900	International Airport Finance SA, 144A	12.000%	3/15/33	B2	2,106,625
	Total Construction & Engineering				3,957,095
	Diversified Financial Services – 0.4%
1,272	Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	1,353,489
850	Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	873,694
1,815	Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	1,960,069
17,405 BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	4,733,546
	Total Diversified Financial Services				8,920,798
	Electric Utilities – 1.4%
1,810	Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB-	1,962,981
2,325	Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	2,428,462
740	Consorcio Transmantaro SA, 144A	4.700%	4/16/34	Baa3	804,750
1,900	Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa1	2,183,812
5,700,000 COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	BBB	1,747,509
1,200	Enel Americas SA	4.000%	10/25/26	A-	1,257,000
4,755	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	4,885,810
1,700	Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba1	1,580,521
1,500	Listrindo Capital BV, 144A	4.950%	9/14/26	BB+	1,521,000
1,285	LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	1,491,619
600	Pampa Energia SA, 144A	7.500%	1/24/27	B-	453,000
650	Perusahaan Listrik Negara PT, 144A	4.875%	7/17/49	BBB	706,441
1,750	Talen Energy Supply LLC	6.500%	6/01/25	B3	1,330,000

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities (continued)
$1,650	Talen Energy Supply LLC, 144A	7.250%	5/15/27	Ba3	$1,676,895
3,575	Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	3,761,543
1,950	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB	2,007,876
	Total Electric Utilities				29,799,219
	Electrical Equipment – 0.2%
3,200	NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	Ba1	3,200,000
	Energy Equipment & Services – 0.7%
695	Archrock Partners LP / Archrock Partners Finance Corp	6.000%	10/01/22	B+	702,819
4,150	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	4,404,022
2,250	Transocean Poseidon Ltd, 144A	6.875%	2/01/27	B1	2,317,500
2,200	Transocean Sentry Ltd, 144A	5.375%	5/15/23	B1	2,197,250
4,425	USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB-	4,568,812
	Total Energy Equipment & Services				14,190,403
	Equity Real Estate Investment Trust – 1.6%
4,250	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	4,441,250
2,110	CyrusOne LP / CyrusOne Finance Corp	5.375%	3/15/27	BBB-	2,249,788
2,900	Equinix Inc	5.375%	5/15/27	BBB-	3,126,563
600	HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	630,750
2,335	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	2,413,736
4,250	iStar Inc	4.750%	10/01/24	BB	4,319,062
3,055	MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB-	3,200,112
6,000	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	6,180,000
1,285	PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	1,309,107
2,615	Sabra Health Care LP	5.125%	8/15/26	BBB-	2,795,758
2,490	SBA Communications Corp	4.875%	9/01/24	BB-	2,577,150
	Total Equity Real Estate Investment Trust				33,243,276
	Gas Utilities – 0.9%
4,015	AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	4,326,163
2,100	LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	2,136,750
4,570	National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB	4,758,558
1,675	NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	1,595,438
1,900	NGL Energy Partners LP / NGL Energy Finance Corp, 144A	7.500%	4/15/26	B+	1,908,550

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Gas Utilities (continued)
$2,915	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB-	$2,979,188
	Total Gas Utilities				17,704,647
	Health Care Providers & Services – 1.1%
1,660	CHS/Community Health Systems Inc	6.250%	3/31/23	BB	1,648,961
2,330	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	2,324,175
4,450	Encompass Health Corp	5.750%	9/15/25	B+	4,642,907
875	Encompass Health Corp	4.500%	2/01/28	B+	884,625
1,700	Encompass Health Corp	4.750%	2/01/30	B+	1,717,680
200	HCA Inc	5.625%	9/01/28	Ba2	222,860
4,250	HCA Inc	5.875%	2/01/29	Ba2	4,754,687
525	HCA Inc	5.125%	6/15/39	BBB-	574,156
1,245	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,332,026
1,500	Tenet Healthcare Corp	6.750%	6/15/23	B-	1,575,270
1,500	Tenet Healthcare Corp, 144A	5.125%	11/01/27	BB-	1,550,025
1,050	Tenet Healthcare Corp	6.875%	11/15/31	B-	955,500
	Total Health Care Providers & Services				22,182,872
	Hotels, Restaurants & Leisure – 0.1%
1,695	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	4.500%	1/15/28	BB+	1,758,563
	Household Durables – 0.2%
2,400	KB Home	6.875%	6/15/27	BB-	2,700,000
1,600	LGI Homes Inc, 144A	6.875%	7/15/26	BB-	1,664,000
	Total Household Durables				4,364,000
	Independent Power & Renewable Electricity Producers – 0.5%
1,685	Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	1,702,666
1,310	Calpine Corp, 144A	5.250%	6/01/26	BB+	1,355,850
1,500	Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	1,552,515
1,325	NRG Energy Inc, 144A	5.250%	6/15/29	BB	1,424,772
3,525	NRG Energy Inc, 144A	4.450%	6/15/29	BBB-	3,673,437
1,450	Termocandelaria Power Ltd, 144A	7.875%	1/30/29	BB+	1,596,450
	Total Independent Power & Renewable Electricity Producers				11,305,690
	Marine – 0.0%
850	Pelabuhan Indonesia II PT, 144A	4.250%	5/05/25	BBB	897,813
	Media – 0.7%
2,275	Altice France SA/France, 144A	7.375%	5/01/26	B	2,442,121

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$1,545	CSC Holdings LLC, 144A	7.500%	4/01/28	B	$1,739,902
5,250	CSC Holdings LLC, 144A, (WI/DD)	5.750%	1/15/30	B	5,486,880
2,950	Lamar Media Corp	5.750%	2/01/26	BB	3,118,887
2,275	Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	2,337,563
	Total Media				15,125,353
	Mortgage Real Estate Investment Trust – 0.2%
1,500	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc, 144A	5.750%	2/01/27	BB+	1,684,200
1,720	Starwood Property Trust Inc	4.750%	3/15/25	BB-	1,778,996
	Total Mortgage Real Estate Investment Trust				3,463,196
	Multi-Utilities – 0.2%
3,330	Dominion Energy Inc	5.750%	10/01/54	BBB-	3,533,943
	Oil, Gas & Consumable Fuels – 3.2%
4,300	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB+	3,579,664
1,450	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB+	1,203,500
1,565	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	1,713,675
5,650	Cheniere Energy Partners LP, 144A	4.500%	10/01/29	BB	5,787,719
4,775	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	4,874,988
3,750	DCP Midstream Operating LP	5.125%	5/15/29	BB+	3,820,313
6,345	DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB-	5,763,163
2,200	EnLink Midstream LLC	5.375%	6/01/29	BBB-	2,101,000
3,000	EnLink Midstream Partners LP	4.850%	7/15/26	BBB-	2,850,000
4,345	Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	4,193,889
4,460	Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	4,270,450
1,620	Global Partners LP / GLP Finance Corp	7.000%	6/15/23	B+	1,668,600
2,320	Global Partners LP / GLP Finance Corp, 144A	7.000%	8/01/27	B+	2,389,600
2,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp, 144A	5.625%	2/15/26	BB+	2,090,000
1,700	KazTransGas JSC, 144A	4.375%	9/26/27	Baa3	1,780,730
1,370	Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B	1,272,401
3,500	NuStar Logistics LP	6.000%	6/01/26	Ba2	3,788,050
1,690	Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB-	1,677,325
1,700	Peru LNG Srl, 144A	5.375%	3/22/30	BBB-	1,763,750
3,000	Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	3,183,750

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$625	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	$681,931
2,500	Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.875%	1/15/29	BB	2,731,425
3,015	TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	2,901,938
600	Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	B-	525,000
	Total Oil, Gas & Consumable Fuels				66,612,861
	Real Estate Management & Development – 0.7%
8,685	Hunt Cos Inc, 144A	6.250%	2/15/26	BB-	8,511,300
3,968	Kennedy-Wilson Inc.	5.875%	4/01/24	BB	4,070,930
600	RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB-	592,873
600	Shimao Property Holdings Ltd, Reg S	4.750%	7/03/22	BBB-	611,209
	Total Real Estate Management & Development				13,786,312
	Road & Rail – 0.3%
660	Lima Metro Line 2 Finance Ltd, 144A	4.350%	4/05/36	Baa1	702,075
1,700	Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	1,791,392
1,700	Transnet SOC Ltd, 144A	4.000%	7/26/22	Baa3	1,708,500
2,850	United Rentals North America Inc	5.500%	5/15/27	BB-	3,021,000
	Total Road & Rail				7,222,967
	Thrifts & Mortgage Finance – 0.2%
4,580	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	4,683,050
	Trading Companies & Distributors – 0.1%
2,430	Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	BB-	2,496,825
	Transportation Infrastructure – 0.5%
1,700	Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB-	1,737,434
1,650	Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB+	2,081,079
2,810	Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB-	2,951,905
1,700	DP World PLC, 144A	5.625%	9/25/48	Baa1	1,963,500
10,691 MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	546,922
1,800	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	1,811,250
	Total Transportation Infrastructure				11,092,090
	Wireless Telecommunication Services – 0.2%
2,225	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	2,415,149

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$1,100	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	$1,193,500
	Total Wireless Telecommunication Services				3,608,649
	Total Corporate Bonds (cost $309,426,890)				319,325,593

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.6%
	Diversified Financial Services – 0.7%
$2,460	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$2,624,816
10,672	Transcanada Trust	5.625%	5/20/75	BBB	10,965,480
	Total Diversified Financial Services				13,590,296
	Electric Utilities – 4.8%
5,850	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	6,131,036
2,640	ComEd Financing III	6.350%	3/15/33	Baa2	2,851,200
10,465	Duke Energy Corp	4.875%	N/A (6)	BBB	10,705,695
3,500 GBP	Electricite de France SA, Reg S	5.875%	N/A (6)	BBB	4,626,180
15,665	Emera Inc.	6.750%	6/15/76	BBB-	17,192,337
10,125	Enel SpA, 144A	8.750%	9/24/73	BBB	11,858,906
8,954	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.068% spread), (7)	4.166%	10/01/66	BBB	7,521,360
17,351	NextEra Energy Capital Holdings Inc, (3-Month LIBOR reference rate + 2.125% spread), (7)	4.244%	6/15/67	BBB	14,680,423
11,255	NextEra Energy Capital Holdings Inc	4.800%	12/01/77	BBB	11,424,505
4,720	NextEra Energy Capital Holdings Inc.	5.650%	5/01/79	BBB	5,129,001
1,888	PPL Capital Funding Inc, (3-Month LIBOR reference rate + 2.665% spread), (7)	4.769%	3/30/67	BBB	1,669,248
2,485	Southern Co	5.500%	3/15/57	BBB	2,586,055
2,810	SSE PLC, Reg S	4.750%	9/16/77	BBB-	2,821,943
	Total Electric Utilities				99,197,889
	Gas Utilities – 0.1%
2,507	SK E&S Co Ltd, 144A	4.875%	N/A (6)	BB+	2,494,465
	Independent Power & Renewable Electricity Producers – 0.3%
5,175	AES Gener SA, 144A	7.125%	3/26/79	BB	5,433,750
	Marine – 0.1%
2,950	Royal Capital BV, Reg S	4.875%	N/A (6)	N/R	2,972,125
	Multi-Utilities – 1.4%
8,940	CenterPoint Energy Inc	6.125%	N/A (6)	BBB-	9,409,350

Principal Amount (000)(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Multi-Utilities (continued)
$2,340	NiSource Inc	5.650%	N/A (6)	BBB-	$2,351,700
6,700	RWE AG, Reg S	6.625%	7/30/75	BB+	7,479,030
12,755	WEC Energy Group Inc, (3-Month LIBOR reference rate + 2.113% spread), (7)	4.271%	5/15/67	BBB	10,730,144
	Total Multi-Utilities				29,970,224
	Oil, Gas & Consumable Fuels – 5.1%
5,490	Buckeye Partners LP	6.375%	1/22/78	Ba1	4,062,600
16,037	Enbridge Inc	6.000%	1/15/77	BBB-	16,681,023
17,309	Enbridge Inc	5.500%	7/15/77	BBB-	17,424,313
6,087	Enbridge Inc	6.250%	3/01/78	BBB-	6,451,521
13,786	Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	5.271%	11/01/66	Ba1	10,340,879
2,189	Energy Transfer Operating LP	6.250%	N/A (6)	BB	2,030,298
4,826	Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	4,663,123
9,470	Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	9,390,986
9,735	Plains All American Pipeline LP	6.125%	N/A (6)	BB	9,169,981
15,145	TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.210% spread), (7)	4.368%	5/15/67	Baa2	11,813,139
8,190	Transcanada Trust	5.875%	8/15/76	BBB	8,663,873
6,045	Transcanada Trust	5.500%	9/15/79	BBB	6,232,576
	Total Oil, Gas & Consumable Fuels				106,924,312
	Real Estate Management & Development – 0.9%
11,250	AT Securities BV, Reg S	5.250%	N/A (6)	BBB-	11,264,062
3,000 EUR	CPI Property Group SA, Reg S	4.375%	N/A (6)	BB+	3,330,180
4,750 SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	N/A (6)	N/R	3,319,236
	Total Real Estate Management & Development				17,913,478
	Road & Rail – 0.2%
3,730	BNSF Funding Trust I	6.613%	12/15/55	A-	4,121,650
	Total $1,000 Par (or similar) Institutional Preferred (cost $288,582,664)				282,618,189

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 3.3%
	Electric Utilities – 1.0%
205,805	American Electric Power Co Inc	6.125%	BBB	$11,335,740
194,102	NextEra Energy Inc	4.872%	BBB	9,732,274
	Total Electric Utilities			21,068,014
	Equity Real Estate Investment Trust – 1.5%
144,059	Braemar Hotels & Resorts Inc	5.500%	N/R	3,005,071
7,719	Crown Castle International Corp, (2)	6.875%	N/R	9,757,202

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
25,936	Equity Commonwealth	6.500%	N/R	$727,505
25,720	Lexington Realty Trust	6.500%	N/R	1,478,643
69,496	QTS Realty Trust Inc	6.500%	B-	8,443,069
64,087	RLJ Lodging Trust	1.950%	N/R	1,729,708
106,414	RPT Realty	7.250%	N/R	5,884,694
	Total Equity Real Estate Investment Trust			31,025,892
	Multi-Utilities – 0.8%
149,579	CenterPoint Energy Inc.	7.000%	N/R	7,816,998
28,977	DTE Energy Co	6.500%	BBB+	1,680,956
52,933	Sempra Energy	6.000%	N/R	6,256,681
14,228	Sempra Energy	6.750%	N/R	1,674,066
	Total Multi-Utilities			17,428,701
	Total Convertible Preferred Securities (cost $62,174,306)			69,522,607

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 1.9% (8)
	Capital Markets – 0.2%
$1,602	Capital Automotive LP, Term Loan, First Lien	4.550%	1-Month LIBOR	2.500%	3/24/24	B1	$1,605,430
1,536	Capital Automotive LP, Term Loan, Second Lien	8.044%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,547,797
3,138	Total Capital Markets						3,153,227
	Chemicals – 0.1%
2,488	Messer Industries GmbH, Term Loan	4.604%	3-Month LIBOR	2.500%	3/01/26	BB-	2,485,958
	Diversified Telecommunication Services – 0.1%
1,580	SBA Senior Finance II LLC, Term Loan B	4.050%	1-Month LIBOR	2.000%	4/11/25	BB+	1,582,891
	Equity Real Estate Investment Trust – 0.2%
1,489	Iron Mountain Inc., Term Loan B	3.794%	1-Month LIBOR	1.750%	1/02/26	BB	1,478,118
2,860	VICI Properties 1 LLC, Term Loan B	4.046%	1-Month LIBOR	2.000%	12/22/24	BBB-	2,871,025
4,349	Total Equity Real Estate Investment Trust						4,349,143
	Health Care Providers & Services – 0.3%
1,942	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	1,956,143

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$4,466	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	6.554%	1-Month LIBOR	4.500%	11/16/25	B+	$4,477,080
6,408	Total Health Care Providers & Services						6,433,223
	Hotels, Restaurants & Leisure – 0.1%
2,955	CityCenter Holdings LLC, Term Loan B	4.294%	1-Month LIBOR	2.250%	4/18/24	BB-	2,965,045
	Oil, Gas & Consumable Fuels – 0.4%
5,431	BCP Renaissance Parent, Term Loan B	5.756%	3-Month LIBOR	3.500%	11/01/24	BB-	5,200,449
3,905	Delek US Holdings Inc	4.354%	1-Month LIBOR	2.250%	3/30/25	BBB-	3,902,789
9,336	Total Oil, Gas & Consumable Fuels						9,103,238
	Real Estate Management & Development – 0.4%
3,950	GGP, Term Loan B	4.544%	1-Month LIBOR	2.500%	8/24/25	BB+	3,902,556
4,460	Invitation Homes Operating Partnership, Term Loan A	3.746%	1-Month LIBOR	1.700%	2/06/22	N/R	4,370,800
8,410	Total Real Estate Management & Development						8,273,356
	Road & Rail – 0.1%
1,002	Kenan Advantage Group Inc, Term Loan	5.044%	1-Month LIBOR	3.000%	8/01/22	B+	954,852
238	Kenan Advantage Group Inc, Term Loan B	5.044%	1-Month LIBOR	3.000%	7/29/22	B+	227,066
1,240	Total Road & Rail						1,181,918
$39,904	Total Variable Rate Senior Loan Interests (cost $39,617,786)						39,527,999

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.6%
	Oil, Gas & Consumable Fuels – 0.4%
$12,325	Cheniere Energy Inc	4.250%	3/15/45	N/R	$9,505,656
	Real Estate Management & Development – 0.2%
3,545	Tricon Capital Group Inc, 144A	5.750%	3/31/22	N/R	3,633,625
$15,870	Total Convertible Bonds (cost $12,238,711)				13,139,281

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 0.5%
14,593,762	Keppel Infrastructure Trust	$5,598,634
3,893,299	Starwood European Real Estate Finance Ltd	4,810,939
	Total Investment Companies (cost $10,270,427)	10,409,573

Nuveen Real Asset Income Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS RIGHTS – 0.0%
	Industrial – 0.0%
193,694	ESR-REIT, (2)	$2,523
	Specialized – 0.0%
174,672	Keppel DC REIT, (2)	25,275
	Total Real Estate Investment Trust Common Stocks Rights (cost $0)	27,798
	Total Long-Term Investments (cost $1,915,517,401)	2,030,685,256

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$39,091	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $39,092,411, collateralized $35,980,000, U.S. Treasury Notes, 2.875%, due 8/15/28, value $39,875,231	0.850%	10/01/19	$39,091,488
	Total Short-Term Investments (cost $39,091,488)			39,091,488
	Total Investments (cost $1,954,608,889) – 99.5%			2,069,776,744
	Other Assets Less Liabilities – 0.5%			9,410,305
	Net Assets – 100%			$2,079,187,049
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Real Estate Investment Trust Common Stocks	$411,336,250	$115,295,502	$ —	$526,631,752
Common Stocks	210,212,017	202,088,410	—	412,300,427
$25 Par (or similar) Retail Preferred	347,739,774	9,442,263	—	357,182,037
Corporate Bonds	—	319,325,593	—	319,325,593
$1,000 Par (or similar) Institutional Preferred	—	282,618,189	—	282,618,189
Convertible Preferred Securities	59,765,405	9,757,202	—	69,522,607
Variable Rate Senior Loan Interests	—	39,527,999	—	39,527,999
Convertible Bonds	—	13,139,281	—	13,139,281
Investment Companies	10,409,573	—	—	10,409,573
Real Estate Investment Trust Common Stocks Rights	—	27,798	—	27,798
Short-Term Investments:
Repurchase Agreements	—	39,091,488	—	39,091,488
Total	$1,039,463,019	$1,030,313,725	$ —	$2,069,776,744

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
LIBOR	London Inter-Bank Offered Rate
MXN	Mexican Peso
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Real Estate Securities Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 98.5%
	Diversified – 3.6%
349,959	Alexander & Baldwin Inc	$8,577,495
418,265	American Assets Trust Inc	19,549,706
305,316	Empire State Realty Trust Inc	4,356,859
8,794	Essential Properties Realty Trust Inc	201,471
634,971	Lexington Realty Trust	6,508,453
477,226	Liberty Property Trust	24,496,011
3,775,992	VEREIT Inc	36,929,202
114,963	WP Carey Inc	10,289,188
	Total Diversified	110,908,385
	Health Care – 13.5%
248,696	CareTrust REIT Inc	5,845,600
1,804,237	HCP Inc	64,284,964
1,188,509	Healthcare Realty Trust Inc	39,815,052
254,858	Healthcare Trust of America Inc	7,487,728
1,594,456	Medical Properties Trust Inc	31,187,559
257,814	National Health Investors Inc	21,241,295
719,005	Omega Healthcare Investors Inc	30,047,219
1,318,875	Ventas Inc	96,317,441
1,302,768	Welltower Inc	118,095,919
	Total Health Care	414,322,777
	Hotels – 2.2%
994,591	Host Hotels & Resorts Inc.	17,196,479
397,267	MGM Growth Properties LLC	11,937,873
48,300	Pebblebrook Hotel Trust	1,343,706
2,593,281	Sunstone Hotel Investors Inc.	35,631,681
	Total Hotels	66,109,739
	Industrial – 13.6%
922,043	Americold Realty Trust	34,180,134
3,356,026	Duke Realty Corp	114,004,203
147,934	EastGroup Properties Inc	18,494,709
263,861	First Industrial Realty Trust Inc	10,438,341
2,030,940	Prologis Inc	173,076,707
290,229	Rexford Industrial Realty Inc	12,775,881
1,104,263	STAG Industrial Inc	32,553,673

Shares	Description (1)	Value
	Industrial (continued)
454,159	Terreno Realty Corp	$23,202,983
9,444	WPT Industrial Real Estate Investment Trust	133,633
	Total Industrial	418,860,264
	Mortgage – 0.6%
479,109	Blackstone Mortgage Trust Inc	17,176,058
	Office – 10.0%
416,398	Alexandria Real Estate Equities Inc	64,141,948
529,654	Boston Properties Inc	68,674,937
244,574	Corporate Office Properties Trust	7,283,414
375,533	Cousins Properties Inc	14,116,285
583,908	Douglas Emmett Inc	25,008,780
129,657	Equity Commonwealth	4,440,752
727,467	Hudson Pacific Properties Inc	24,341,046
916,539	JBG SMITH Properties	35,937,494
329,674	Kilroy Realty Corp	25,678,308
294,970	Mack-Cali Realty Corp	6,389,050
491,349	Vornado Realty Trust	31,284,191
	Total Office	307,296,205
	Residential – 22.9%
301,483	American Campus Communities Inc.	14,495,303
2,021,976	American Homes 4 Rent, Class A	52,348,959
1,103,126	Apartment Investment & Management Co, Class A	57,516,990
534,540	AvalonBay Communities Inc.	115,102,498
960,436	Camden Property Trust	106,618,000
612,085	Equity LifeStyle Properties Inc.	81,774,556
477,696	Equity Residential	41,206,057
202,790	Essex Property Trust Inc.	66,241,353
59,064	Investors Real Estate Trust	4,410,309
1,031,684	Invitation Homes Inc.	30,548,163
379,274	Mid-America Apartment Communities Inc.	49,309,413
280,649	Sun Communities Inc.	41,662,344
874,217	UDR Inc.	42,382,040
	Total Residential	703,615,985
	Retail – 12.3%
569,388	Acadia Realty Trust	16,273,109
205,609	Agree Realty Corp	15,040,299
1,113	Alexander's Inc	387,780
197,235	Federal Realty Investment Trust	26,851,573
1,405,358	National Retail Properties Inc	79,262,191

Nuveen Real Estate Securities Fund (continued)
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Retail (continued)
956,709	Realty Income Corp	$73,360,446
714,373	Regency Centers Corp	49,641,780
694,297	Simon Property Group Inc	108,067,328
216	Urstadt Biddle Properties Inc	5,119
266,909	Weingarten Realty Investors	7,775,059
	Total Retail	376,664,684
	Specialized – 19.8%
116,869	American Tower Corp	25,843,242
169,524	CoreSite Realty Corp	20,656,499
10,508	Crown Castle International Corp	1,460,717
1,473,153	CubeSmart	51,413,040
63,528	CyrusOne Inc	5,025,065
611,133	Digital Realty Trust Inc	79,331,175
163,762	EPR Properties	12,586,747
241,261	Equinix Inc	139,159,345
270,034	Extra Space Storage Inc.	31,545,372
1,046,629	Four Corners Property Trust Inc	29,598,668
136,549	Life Storage Inc.	14,393,630
583,351	Public Storage	143,078,500
46,924	QTS Realty Trust Inc	2,412,363
79,204	SBA Communications Corp	19,100,044
1,435,845	VICI Properties Inc	32,521,889
	Total Specialized	608,126,296
	Total Real Estate Investment Trust Common Stocks (cost $2,171,884,331)	3,023,080,393

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Real Estate Management & Development – 0.1%
103,260	Kennedy-Wilson Holdings Inc	$2,263,459
	Total Common Stocks (cost $2,164,887)	2,263,459
	Total Long-Term Investments (cost $2,174,049,218)	3,025,343,852

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MONEY MARKET FUNDS – 1.9%
57,868,200	First American Treasury Obligation Fund, Class Z	1.847% (2)	$57,868,200
	Total Short-Term Investments (cost $57,868,200)		57,868,200
	Total Investments (cost $2,231,917,418) – 100.5%		3,083,212,052
	Other Assets Less Liabilities – (0.5)%		(14,959,586)
	Net Assets – 100%		$3,068,252,466
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Real Estate Investment Trust Common Stocks	$3,023,080,393	$ —	$ —	$3,023,080,393
Common Stocks	2,263,459	—	—	2,263,459
Short-Term Investments:
Money Market Funds	57,868,200	—	—	57,868,200
Total	$3,083,212,052	$ —	$ —	$3,083,212,052

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
REIT	Real Estate Investment Trust